Share-Based Compensation - 2023 Incentive Plan (Detail) - 2023 Incentive Plan [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Granted | shares	103,270,550
Number of ordinary shares, Vested | shares	(36,941,200)
Unvested at end of year | shares	66,329,350
Share Based Compensation Arrangement By Share Based Payment Award Other Than Options Outstanding Weighted Average Exercise Price [Abstract]
Granted (in dollars per share) | $ / shares	$ 0.05
Vested (in dollars per share) | $ / shares	0.05
Unvested at end of year (in dollars per share) | $ / shares	$ 0.04